Parts and Supplies Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory

Parts and supplies inventory consists primarily of aircraft parts and materials and supplies. Parts and supplies inventory, net of reserve, consisted of the following:

	March 31, 2025	December 31, 2024
Aircraft parts	$5,243	$5,101
Materials and supplies	970	753
Less: parts and supplies inventory reserve	(206)	(196)
	$6,007	$5,658
Parts and supplies inventory, net of reserve, consisted of the following:

(in thousands)	December 31, 2024	December 31, 2023
Aircraft parts	$5,101	$4,824
Materials and supplies	753	318
Less: parts and supplies inventory reserve	(196)	$—
	$5,658	$5,142